Options Granted Under GF Management Incentive Scheme (Detail) (GF Management Incentive Scheme)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2011 South Africa Rand ZAR	Dec. 31, 2010 South Africa Rand ZAR	Jun. 30, 2010 South Africa Rand ZAR	Jun. 30, 2009 South Africa Rand ZAR	Jun. 30, 2008 South Africa Rand ZAR	Dec. 31, 2011 U.S. Dollar USD ($)	Dec. 31, 2010 U.S. Dollar USD ($)	Jun. 30, 2010 U.S. Dollar USD ($)	Jun. 30, 2009 U.S. Dollar USD ($)	Jun. 30, 2008 U.S. Dollar USD ($)
Number of Options
Beginning Balance	1,352,633	976,533	2,304,421	4,212,219
Exercised and released	(348,430)	(614,340)	(778,172)	(1,367,882)
Forfeited	(27,670)	(50,968)	(173,616)	(539,916)
Ending Balance	976,533	311,225	1,352,633	2,304,421
Average option price
Exercised and released					72.33	75.40	74.62	69.69		$ 10.02	$ 10.56	$ 9.84	$ 7.73
Forfeited					118.63	96.06	97.01	105.39		$ 16.43	$ 13.45	$ 12.80	$ 11.70
Average price, at end of year					73.48	75.85	76.15	77.20	78.38	$ 9.04	$ 11.24	$ 10.06	$ 9.58	$ 9.80